Acquisitions - Pending acquisitions (Details) $ in Thousands	Dec. 28, 2021 USD ($) a item	Dec. 23, 2021 USD ($)	Nov. 08, 2021 USD ($) EquityInstruments item installment shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Contingent consideration				$ 28,839	$ 1,898
Tryke
Disclosure of detailed information about business combination [line items]
Number of dispensaries | item			6
Tryke | Maximum
Disclosure of detailed information about business combination [line items]
Contingent additional shares issued | shares			1,000,000
Tryke | ARIZONA
Disclosure of detailed information about business combination [line items]
Number of dispensaries | item			2
Tryke | NEVADA
Disclosure of detailed information about business combination [line items]
Number of dispensaries | item			4
Tryke | At the Closing of Transaction
Disclosure of detailed information about business combination [line items]
Cash paid			$ 40,000
Tryke | At First, Second and Third Anniversary of Closing of Transaction
Disclosure of detailed information about business combination [line items]
Cash paid			$ 75,000
Number of equal installments | installment			3
Tryke | SVS
Disclosure of detailed information about business combination [line items]
Equity consideration number of shares | EquityInstruments			17,000,000
Number of equal installments | installment			3
Natural Remedy Patient Center, LLC
Disclosure of detailed information about business combination [line items]
Cash consideration		$ 12,000
Consideration paid		$ 13,000
Natural Remedy Patient Center, LLC | SVS
Disclosure of detailed information about business combination [line items]
Agreement lockup period		2 years
Shares issued value		$ 1,000
Bloom
Disclosure of detailed information about business combination [line items]
Number of dispensaries | item	4
Facility area acquired | a	63,500
Consideration paid	$ 71,015
Working capital adjustment	19,914
Bloom | Secured Promissory Notes | At First, Second and Third Anniversary of Closing of Transaction
Disclosure of detailed information about business combination [line items]
Repayment of secured promissory notes	$ 160,000
Number of promissory notes | item	3
Bloom | Secured Promissory Notes | At First Anniversary of Closing of Transaction
Disclosure of detailed information about business combination [line items]
Repayment of secured promissory notes	$ 50,000
Bloom | Secured Promissory Notes | At Second Anniversary of Closing of Transaction
Disclosure of detailed information about business combination [line items]
Repayment of secured promissory notes	50,000
Bloom | Secured Promissory Notes | At Third Anniversary of Closing of Transaction
Disclosure of detailed information about business combination [line items]
Repayment of secured promissory notes	$ 60,000